Financial instruments - Fair values and risk management	12 Months Ended
Mar. 31, 2021
Financial instruments - Fair values and risk management.
Financial instruments - Fair values and risk management

13.Financial instruments – Fair values and risk management

The Company utilizes financial instruments to reduce exposures to market risks throughout its business. Borrowings, cash and cash equivalents and liquid investments are used to finance the Company’s operations. The Company uses derivative financial instruments, principally jet fuel derivatives, interest rate swaps, cross-currency interest rate swaps and forward foreign exchange contracts to manage commodity risks, interest rate risks and currency exposures and to achieve the desired profile of fixed and variable rate borrowings and leases in appropriate currencies. It is the Company’s policy that no speculative trading in financial instruments shall take place.

The main risks attaching to the Company’s financial instruments, the Company’s strategy and approach to managing these risks, and the details of the derivatives employed to hedge against these risks have been disclosed in Note 13 to the consolidated financial statements.

(a)Accounting classifications and fair values

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, by class and category, as at March 31, 2021, 2020 and 2019. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value (including cash and cash equivalents, financial assets: cash > 3 months, restricted cash, trade receivables, other assets, trade payables and accrued expenses).

The carrying value and fair value of the Company’s financial assets by class and category at March 31, 2021, 2020 and 2019 were as follows:

		Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2021
Cash and cash equivalents	2,650.7	—	—	2,650.7	—
Financial asset: cash > 3 months	465.5	—	—	465.5	—
Restricted cash	34.1	—	—	34.1	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	208.9	—	208.9	208.9
- Cross-currency swaps	—	3.0	—	3.0	3.0
- GBP currency swaps	—	5.4	—	5.4	5.4
Trade receivables	18.6	—	—	18.6	—
Other assets	—	—	—	—	—
Total financial assets at March 31, 2021	3,168.9	217.3	—	3,386.2	217.3

		Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2020
Cash and cash equivalents	2,566.4	—	—	2,566.4	—
Financial asset: cash > 3 months	1,207.2	—	—	1,207.2	—
Restricted cash	34.4	—	—	34.4	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	663.7	—	663.7	663.7
- Interest rate swaps	—	8.0	—	8.0	8.0
Trade receivables	67.5	—	—	67.5	—
Other assets	2.3	—	—	2.3	—
Total financial assets at March 31, 2020	3,877.8	671.7	—	4,549.5	671.7

		Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2019
Cash and cash equivalents	1,675.6	—	—	1,675.6	—
Financial asset: cash > 3 months	1,484.4	—	—	1,484.4	—
Restricted cash	34.9	—	—	34.9	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	527.7	—	527.7	527.7
- Interest rate swaps	—	4.0	—	4.0	4.0
- Jet fuel derivative contracts	—	4.5	—	4.5	4.5
Trade receivables	59.5	—	—	59.5	—
Other assets	0.8	—	—	0.8	—
Total financial assets at March 31, 2019	3,255.2	536.2	—	3,791.4	536.2

The carrying values and fair values of the Company’s financial liabilities by class and category were as follows:

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2021
Current and non-current maturities of debt	5,243.7	—	—	5,243.7	5,356.4
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	40.0	25.8	65.8	65.8
-Jet fuel & carbon derivative contracts	—	19.8	—	19.8	19.8
-Interest rate swaps	—	—	—	—	—
Trade payables (Current)	336.0	—	—	336.0	—
Trade payables (Non-current)	179.9	—	—	179.9	179.9
Accrued expenses	887.3	—	—	887.3	—
Total financial liabilities at March 31, 2021	6,646.9	59.8	25.8	6,732.5	5,621.9

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2020
Current and non-current maturities of debt	3,965.3	—	—	3,965.3	3,495.8
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	2.2	—	2.2	2.2
-Jet fuel derivative contracts	—	1,228.3	—	1,228.3	1,228.3
-Interest rate swaps	—	—	—	—	—
Trade payables	1,368.2	—	—	1,368.2	—
Accrued expenses	1,553.1	—	—	1,553.1	—
Total financial liabilities at March 31, 2020	6,886.6	1,230.5	—	8,117.1	4,726.3

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2019
Current and non-current maturities of debt	3,644.4	—	—	3,644.4	3,725.3
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	8.0	—	8.0	8.0
-Jet fuel derivative contracts	—	189.7	—	189.7	189.7
-Interest rate swaps	—	—	—	—	—
Trade payables	573.8	—	—	573.8	—
Accrued expenses	320.8	—	—	320.8	—
Total financial liabilities at March 31, 2019	4,539.0	197.7	—	4,736.7	3,923.0

(b)Measurement of fair values

Valuation techniques

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

The different valuation levels are defined as follows:

•	Level 1: Inputs are based on unadjusted quoted prices in active markets for identical instruments.

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: Inputs for the asset or liability are not based on observable market data.

The following paragraphs describe the valuation techniques used in measuring Level 2 and Level 3 fair values for each material class of financial instruments in the consolidated balance sheet, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Derivatives – interest rate swaps: Discounted cash-flow analyses have been used to determine their fair value, taking into account current market inputs and rates. The Group’s credit risk and counterparty’s credit risk is taken into account when establishing fair value (Level 2).

Derivatives – currency forwards and aircraft jet fuel contracts: A comparison of the contracted rate to the market rate for contracts providing a similar risk profile at March 31, 2021 has been used to establish fair value. The Group’s credit risk and counterparty’s credit risk is taken into account when establishing fair value (Level 2).

Financial instruments not measured at fair value

Fixed-rate long-term debt: The repayments which Ryanair is committed to make have been discounted at the relevant market rates of interest applicable (including credit spreads) at the relevant reporting year end date to arrive at a fair value representing the amount payable to a third party to assume the obligations.

Trade payables: The value of trade payables has not been discounted as the effects of discounting would not be material.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2021
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	208.9	—	208.9
GBP currency swap	—	5.4	—	5.4
Cross-currency swaps	—	3.0	—	3.0
	—	217.3	—	217.3
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	65.8	—	65.8
Jet fuel	—	19.8	—	19.8
	—	85.6	—	85.6
Liabilities not measured at fair value
Debt	—	5,356.4	—	5,356.4
Non-current trade payables	—	179.9	—	179.9
		5,536.3		5,536.3

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2020
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	663.7	—	663.7
Jet fuel & carbon derivative contracts	—	—	—	—
Cross-currency swaps	—	8.0	—	8.0
	—	671.7	—	671.7
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	2.2	—	2.2
Jet fuel & carbon derivative contracts	—	1,228.3	—	1,228.3
	—	1,230.5	—	1,230.5
Liabilities not measured at fair value
Long-term debt	—	3,495.8	—	3,495.8

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2019
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	527.7	—	527.7
Jet fuel derivative contracts	—	4.5	—	4.5
Cross-currency swaps	—	4.0	—	4.0
	—	536.2	—	536.2
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	8.0	—	8.0
Jet fuel derivative contracts	—	189.7	—	189.7
	—	197.7	—	197.7
Liabilities not measured at fair value
Long-term debt	—	3,725.3	—	3,725.3

Transfers between Levels 1 and 2 and transfers out of Level 3

During the years ended March 31, 2021, 2020, and 2019 there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

(c)Financial risk management

Risk management framework

The Audit Committee of the Board of Directors has responsibility for monitoring the treasury policies and procedures of the Group, which include controls over the procedures used to manage the main financial risks arising from the Group’s operations. Such risks comprise market risks including commodity price, foreign exchange and interest rate risks, credit risk and liquidity risk. The Group uses a range of financial instruments to manage exposures arising from these risks, as fully set out below. These instruments include borrowings, cash deposits and derivatives (principally jet fuel derivatives, interest rate swaps, cross-currency interest rate swaps and forward foreign exchange contracts). Derivative financial instruments are designated as hedging derivatives, where effective, for the purposes of IAS 39 and accounted for at fair value in the Group’s consolidated balance sheet. It is the Group’s policy that no speculative trading in financial instruments takes place.

Market risk

Ryanair is exposed to market risks relating to fluctuations in commodity prices, interest rates and currency exchange rates. The objective of financial risk management at Ryanair is to minimize the impact of commodity price, interest rate and foreign exchange rate fluctuations on the Company’s earnings, cash flows and equity.

The Group uses derivatives to manage market risks. All such transactions are carried out within the guidelines set by the Audit Committee. Generally, the Group seeks to apply hedge accounting to manage volatility in profit or loss.

Currency risk

The Group is exposed to foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables and borrowings are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies is the euro. The main currencies in which non-euro transactions occur giving rise to foreign currency risk are primarily denominated in U.S. dollars and U.K. pounds sterling.

The Company manages this risk by typically matching U.K. pounds sterling revenues against U.K. pounds sterling costs. Surplus U.K. pounds sterling revenues are sometimes used to fund forward foreign exchange contracts to hedge U.S. dollar currency exposures that arise in relation to fuel, maintenance, aviation insurance, and capital expenditure costs and typically U.K. pounds sterling are converted into euro. Additionally, the Group swaps euro for U.S. dollars using forward currency contracts to cover any expected U.S. dollar outflows for these costs. From time to time, the Company also swaps euro for U.K. pounds sterling using forward currency contracts to hedge expected future surplus U.K. pounds sterling. From time to time the Group also enters into cross-currency interest rate swaps to hedge against fluctuations in foreign exchange rates and interest rates in respect of U.S. dollar denominated borrowings.

Forward currency contracts are designated as cash-flow hedges of forecasted U.S. dollar payments and have been determined to be highly effective in offsetting variability in future cash flows arising from the fluctuation in the U.S. dollar and euro exchange rates for the forecasted U.S. dollar purchases.

In these hedge relationships, the main sources of ineffectiveness are changes in the timing of the hedged transactions. The Group recorded a hedge ineffectiveness loss of €8m on ineffective currency cash-flow hedges for fiscal year 2021 (2020: €40m gain, 2019: nil) primarily related to delayed capital expenditure (principally due to the late delivery of new aircraft) and a reduced requirement for USD fuel purchases.

Exposure to currency risk

The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows:

	At March 31,
	2021			2020			2019
	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary assets
U.K. pounds sterling cash and liquid resources	8.1	—	9.5	22.5	—	25.3	17.0	—	19.6
U.S. Dollar cash and liquid resources	—	506.7	432.0	—	2,150.1	1,949.5	—	485.2	432.5
	8.1	506.7	441.5	22.5	2,150.1	1,974.8	17.0	485.2	452.1

	At March 31,
	2021			2020			2019
	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary liabilities
U.S. dollar long term debt	—	95.7	81.6	—	129.2	117.1	—	202.4	180.5
U.K. GBP debt	597.3	—	701.8	—	—	—		—	—
Pre-delivery payments due to Boeing	—	517.3	441.1	—	1,051.8	957.6	—	—	—
	597.3	613.0	1,224.5	—	1,181.0	1,074.7	—	202.4	180.5

The following exchange rates have been applied:

	At March 31,
	2021	2020	2019
	€	€	€
USD 1.0000	1.1728	1.1029	1.1217
GBP 1.0000	0.8510	0.8883	0.8606

The notional principal amounts of forward foreign exchange contracts are as follows:

	At March 31,
	2021	2020	2019
	€M	€M	€M
Within Year 1	1,506.9	3,670.9	4,007.0
Greater than 1 Year	1,562.4	4,075.7	4,665.0
Total	3,069.3	7,746.6	8,672.0

These foreign currency exchange contracts were all initially treated as cash-flow hedges to hedge jet fuel, capital expenditure and maintenance contracts in U.S. dollars. See section (d) below for details of the ineffectiveness of certain of these hedges. As at March 31, 2021 the hedged U.S. dollar rate is US $1.2099 to €1.00.

Sensitivity analysis

A plus or minus change of 10% in relevant foreign currency exchange rates, based on outstanding foreign currency-denominated financial assets and financial liabilities at March 31, 2021 would have a positive impact of €40m on the income statement (net of tax) (2020: €246m; 2019: nil) if the rate fell by 10% and a negative impact of €33m on the income statement (net of tax) (2020: €235m; 2019: nil) if the rate increased by 10%. The same movement of 10% in foreign currency exchange rates would have a negative €372m impact (net of tax) on equity if the rate fell by 10% and a positive €304m impact (net of tax) if the rate increased by 10% (2020: €649m positive or €531m negative; 2019: €894m positive or €731m negative).

Interest rate risk

The Group’s objective for interest rate risk management is to reduce interest-rate risk through a combination of financial instruments, which lock in interest rates on debt and by matching a proportion of floating rate assets with floating rate liabilities. In line with the above interest rate risk management strategy, the Group has entered into a series of interest rate swaps to hedge against fluctuations in interest rates for certain floating rate financial arrangements and certain other obligations.

The Group also utilizes cross currency interest rate swaps to manage exposures to fluctuations in foreign exchange rates of U.S. dollar denominated floating rate borrowings, together with managing the exposures to fluctuations in interest rates on these U.S. dollar denominated floating rate borrowings. Cross currency interest rate swaps are primarily used to convert a portion of the Group’s U.S. dollar denominated debt to euro and floating rate interest exposures into fixed rate exposures and are set so as to match exactly the critical terms of the underlying debt being hedged (i.e. notional principal, interest rate settings, re-pricing dates). These are all designated in cash-flow hedges of the forecasted U.S. dollar variable interest payments on the Group’s underlying debt and have been determined to be highly effective in achieving offsetting cash flows. Accordingly, no ineffectiveness has been recorded in the income statement relating to these hedges in the current year.

Floating interest rates on financial liabilities are referenced to European interbank interest rates (EURIBOR). Secured long-term debt and interest rate swaps typically re-price on a quarterly basis. The Group uses current interest rate settings on existing floating rate debt at each year-end to calculate contractual cash flows. Fixed interest rates on financial liabilities are fixed for the duration of the underlying structures.

Exposures to interest rate risk

The following was the maturity profile of the Group’s financial liabilities (excluding aircraft provisions, trade payables and accrued expenses).

	Weighted
	average					2026 -
	rate	2022	2023	2024	2025	2027	Total
At March 31, 2021	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured debt	2.47%	63.5	61.4	51.3	11.3	—	187.5
Unsecured debt	1.46%	1,617.4	916.2	808.9	49.0	849.0	4,240.5
Debt	1.50%	1,680.9	977.6	860.2	60.3	849.0	4,428.0
Lease liabilities - right of use	2.39%	52.5	53.8	48.1	24.8	3.9	183.1
Total fixed rate debt		1,733.4	1,031.4	908.3	85.1	852.9	4,611.1
Floating rate
Secured long term debt	0.70%	45.0	20.7	—	—	—	65.7
Unsecured long term debt		—	—	—	750.0	—	750.0
Total floating rate debt	0.70%	45.0	20.7	—	750.0	—	815.7
Total financial liabilities		1,778.4	1,052.1	908.3	835.1	852.9	5,426.8

	Weighted
	average					2025 -
	rate	2021	2022	2023	2024	2026	Total
At March 31, 2020	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.48%	63.8	65.4	63.0	52.2	12.1	256.5
Unsecured long term debt	1.32%	34.0	876.9	877.5	770.2	50.0	2,608.6
Long term debt	1.42%	97.8	942.3	940.5	822.4	62.1	2,865.1
Finance leases	2.51%	116.0	—	—	—	—	116.0
Lease liabilities - right of use	2.47%	75.0	51.6	52.1	46.0	21.2	245.9
Total fixed rate debt		288.8	993.9	992.6	868.4	83.3	3,227.0
Floating rate
Secured long term debt	0.58%	105.9	45.0	20.7	—	—	171.6
Unsecured long term debt		—	—	—	—	750.0	750.0
Finance leases	1.19%	62.6	—	—	—	—	62.6
Total floating rate debt	0.62%	168.5	45.0	20.7	—	750.0	984.2
Total financial liabilities		457.3	1,038.9	1,013.3	868.4	833.3	4,211.2

	Weighted
	average					2024 -
	rate	2020	2021	2022	2023	2025	Total
At March 31, 2019	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.52%	75.8	63.3	64.9	62.5	63.8	330.3
Unsecured long term debt	1.30%	34.0	34.0	876.9	877.5	819.7	2,642.1
Long term debt	1.44%	109.8	97.3	941.8	940.0	883.5	2,972.4
Finance leases	2.54%	(2.8)	116.0	—	—	—	113.2
Total fixed rate debt		107.0	213.3	941.8	940.0	883.5	3,085.6
Floating rate
Secured long term debt	0.75%	181.1	161.9	105.8	26.0	—	474.8
Finance leases	1.27%	21.4	62.6	—	—	—	84.0
Total floating rate debt	0.83%	202.5	224.5	105.8	26.0	—	558.8
Total financial liabilities		309.5	437.8	1,047.6	966.0	883.5	3,644.4

The Group holds significant cash balances that are invested on a short-term basis. At March 31, 2021, all of the Group’s cash and liquid resources attracted a weighted average interest rate of -0.26%  (2020:  0.73%;  2019:  0.01%). Interest rates on cash and liquid resources are generally based on the appropriate EURIBOR or bank rates dependent on the principal amounts on deposit.

	At March 31,
	2021	2020	2019
	Within	Within	Within
	1 year	1 year	1 year
Financial assets	€M	€M	€M
Cash and cash equivalents	2,650.7	2,566.4	1,675.6
Cash > 3 months	465.5	1,207.2	1,484.4
Restricted cash	34.1	34.4	34.9
Total financial assets	3,150.3	3,808.0	3,194.9

Derivative financial instruments – Interest rate risk exposure

The Group has cross currency swaps to swap fixed rate U.S. dollar denominated debt of US$65m (2020: US$82m; 2019: US$98m) into a fixed rate euro debt of €52m (2020: €65m; 2019: €78m). As at March 31, 2021 the hedged euro fixed interest rate varies between 1.54% to 1.79% depending on the various tranches.

Sensitivity analysis

Based on the levels of and composition of year-end interest bearing assets and liabilities, including derivatives, at March 31, 2021, a plus one-percentage-point movement in interest rates would result in a respective increase of approximately €6m (net of tax) and a minus one-percentage point movement in interest rates would result in a respective increase of approximately €48m in net interest income and expense in the income statement (2020: €38m; 2019: €5m) and a nil increase or decrease in equity (2020:  nil;  2019:  nil). All of the Group’s interest rate swaps (to the extent that it has any) are used to swap variable rate debt to fixed rate debt; consequently, any changes in interest rates would have an equal and opposite income statement effect for both the interest rate swaps and the debt.

Jet fuel and carbon credits price risk

The Group’s historical fuel risk management policy has been to hedge up to approximately 90% of the forecast fuel consumption to ensure that the future cost per gallon of fuel is locked in. This policy was adopted to prevent the Group being exposed, in the short term, to adverse movements in global jet fuel prices. However, when deemed to be in the best interests of the Group, the Group does not necessarily hedge up to this limit. At March 31, 2021 approximately 50% of the Group’s estimated fuel exposure for fiscal year 2022.

The Group utilizes jet fuel forward contracts to manage exposure to jet fuel prices. These are used to hedge the Group’s forecasted fuel purchases, and are arranged so as to match as closely as possible against forecasted fuel delivery and payment requirements. These are designated as cash-flow hedges of forecasted fuel payments and have been determined to be highly effective in offsetting variability in future cash flows arising from fluctuations in jet fuel prices.

The Group has entered into jet fuel forward contracts with a number of counterparties to hedge jet fuel purchases over a period of up to 18 months. The notional amount of these contracts are €609m (2020: €2,829m; 2019: €2,482m) at an average hedged rate of approximately US$545 per metric tonne. (2020: US$588; 2019: US$705).

In these hedging relationships the main sources of ineffectiveness are changes in the timing of the hedged transactions. The Group recorded a hedge ineffectiveness charge of €219m in fiscal year 2021 (2020: €447m, 2019: nil) in relation to jet fuel hedges (€161m in relation to jet fuel swaps, and €58m in relation currency forward contracts). This is due to the widespread grounding of aircraft, travel restriction and lockdowns as a result of European Governments reactions to the spread of Covid-19.

The European Union Emissions Trading System (“EU-ETS”) is applicable to airlines from January 1, 2012. Ryanair recognizes the cost associated with the purchase of carbon credits as part of the EU-ETS as an expense in the income statement. This expense is recognized in line with fuel consumed during the fiscal year as the Group’s carbon emissions and fuel consumptions are directly linked.

The Group’s fuel risk management policy includes hedging of the Group’s EU-ETS (carbon) exposures. This policy was adopted to prevent the Group being exposed, in the short term, to adverse movements in carbon credit prices. However, when deemed to be in the best interests of the Group, it may deviate from this policy. At March 31, 2021, the Group had hedged approximately 100% and 55% of the Group’s estimated carbon exposure for fiscal year 2022 and fiscal year 2023 respectively at approximately €24 per EUA.

Sensitivity Analysis

A plus or minus change of 10% in the price of jet fuel at March 31, 2021 would have a €3.5m impact (2020: €26m) on the income statement (net of tax) if the price fell by 10% and a €3.5m impact (2020: €26m) if the price increased by 10%. The same movement of 10% in the price of jet fuel at March 31, 2021 would have a €65m impact (2020: €31m) on equity if the price fell by 10% and a €65m impact (2020: €31m) if the price increased by 10%.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from trade receivables, cash and cash equivalents, derivatives and guarantees.

Trade receivables

The Group’s revenues derive principally from airline travel on scheduled services, internet income and in-flight and related sales. Revenue is primarily derived from European routes. No individual customer accounts for a significant portion of total revenue.

At March 31, 2021, approximately €1m  (2020:  €3m;  2019:  €1m) of our total accounts receivable balance were past due, of which €0m  (2020:  €0m;  2019:  €0m) was impaired and €0m  (2020:  €3m;  2019:  €1m) was considered past due but not impaired for which the expected credit loss was considered immaterial.

Cash and cash equivalents

The Group holds significant cash balances, which are classified as either cash and cash equivalents or financial assets >3 months. These deposits and other financial instruments (principally certain derivatives and loans as identified above) give rise to credit risk on amounts due from counterparties. Credit risk is managed by limiting the aggregate amount and duration of exposure to any one counterparty through regular review of counterparties’ market-based ratings, Tier 1 capital level and credit default swap rates and by taking into account bank counterparties’ systemic importance to the financial systems of their home countries. The Group limits the concentration of risk in relation to any one institution for cash and cash equivalents. Deposits are entered into with parties that have high investment grade credit ratings from the main rating agencies, including Standard & Poor’s (“S&P”) Moody’s and Fitch ratings. The Group also monitors where counterparty credit default swaps are trading. The maximum exposure arising in the event of default on the part of the counterparty is the carrying value of the relevant financial instrument. The Group is authorized to place funds on deposit for periods up to 18 months.

Derivatives

In line with the Group’s policies and procedures, derivatives are entered into with parties that have high investment grade credit ratings from the main rating agencies, including Standard & Poor’s (“S&P”), Moody’s and Fitch ratings. The Group also avoids concentration of risk in relation to derivative counterparties.

Guarantees

At March 31, 2021, the Group has provided approximately €5,432m  (2020:  €4,236m;  2019:  €3,797m) in letters of guarantee to secure obligations of subsidiary undertakings in respect of loans, bank advances and long dated foreign currency transactions.

In order to avail itself of the exemption contained in Section 357 of the Companies Act, 2014, the holding company, Ryanair Holdings plc, has guaranteed the liabilities and commitments of its subsidiary undertakings registered in Ireland. As a result, the subsidiary undertakings have been exempted from the requirement to annex their statutory financial statements to their annual returns.

Liquidity risk and capital management

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial activities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities when fall due and to provide adequately for contingencies.

The Group’s cash and liquid resources comprise cash and cash equivalents, short-term investments and restricted cash. The Group defines the capital that it manages as the Group’s long-term debt and equity. The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to maintain sufficient financial resources to mitigate against risks and unforeseen events. In addition, the Group aims to achieve the best available return on investments of surplus cash – subject to credit risk and liquidity constraints.

The Group finances its working capital requirements through a combination of cash generated from operations, bank loans, debt capital market issuances and government corporate financing facilities for general corporate purposes including the acquisition of aircraft. The Group had cash and liquid resources at March 31, 2021 of €3,150m (2020: €3,808m; 2019: €3,195m). During the year, the Group had a net cash inflows of €195m in relation to property, plant and equipment (2020: outflow of €579m; 2019: outflow of €1,547m). Cash generated from operations has been the principal source for these cash requirements, supplemented primarily by general corporate purposes debt capital market issuances, a €400m share placing and participation in the HMT and Bank of England CCFF. During the year, the Group funded €nil in share buybacks (2020: €581m; 2019: €561m).

The Board of Directors periodically reviews the capital structure of the Group, considering the cost of capital and the risks associated with each class of capital. The Board approves any material adjustments to the capital structure in terms of the relative proportions of debt and equity.

Management believes that the working capital available to the Group is sufficient for its present requirements and will be sufficient to meet its anticipated requirements for capital expenditures and other cash requirements for fiscal year 2022.

At March 31, 2021, the Group had total borrowings of €5,427m (2020: €4,211m; 2019: €3,644m), including   capitalized leases (under IFRS 16) of €183m (2020: €246m; 2019: €nil) from various financial institutions and the debt capital markets. Financing for the acquisition of 66 Boeing 737-800 "next-generation" aircraft (2020: 89; 2019: 144) was provided on the basis of guarantees granted by the Ex-Im Bank. The guarantees are secured with a first fixed mortgage on the delivered aircraft. The remaining long-term debt relates to four unsecured Eurobonds, three for €850m, and one for €750m, a €750m unsecured syndicate bank loan leases, and 31 aircraft held under leases in right of use assets.

Exposure to liquidity risk

The following are the remaining contractual maturities of financial liabilities at the reporting date. These amounts are gross and undiscounted and include contractual interest payments. The total contractual cash flows for the derivative financial instruments have been presented to reflect the gross settled amounts associated with the currency and commodity forward contracts.

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2022	2023	2024	2025	Thereafter
At March 31, 2021	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.40%	4,428.0	4,646.7	1,746.7	1,022.8	894.2	85.1	897.9
- Floating rate debt: 0.70%	815.7	834.4	50.8	26.5	5.7	751.4	—
- Lease liabilities – Right of use	183.1	189.0	56.3	54.6	49.7	24.5	3.9
	5,426.8	5,670.1	1,853.8	1,103.9	949.6	861.0	901.8
Derivative financial instruments
- Currency forward contracts – outflows	65.8	3,181.9	2,718.7	428.7	8.9	22.9	2.7
- Currency forward contracts – inflows		(3,117.2)	(2,662.8)	(418.7)	(9.1)	(23.8)	(2.8)
- Commodity forward contracts	19.8	19.8	19.8	—	—	—	—
Trade payables	515.9	515.9	336.0	130.0	26.8	23.1	—
Accrued expenses	887.3	887.3	887.3	—	—	—	—
Total at March 31, 2021	6,915.6	7,157.8	3,152.8	1,243.9	976.2	883.2	901.7

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2021	2022	2023	2024	Thereafter
At March 31, 2020	€M	€M	€M	€M	€M	€M	€M
Long term debt and leases:
- Fixed rate debt 1.42%	2,981.1	3,089.8	253.8	980.6	961.1	832.0	62.3
-Floating rate debt 0.62%	984.2	1,006.5	174.6	50.1	25.7	4.9	751.2
-Lease liabilities – Right of use	245.9	245.9	75.0	51.6	52.1	46.0	21.2
	4,211.2	4,342.2	503.4	1,082.3	1,038.9	882.9	834.7
Derivative financial instruments
- Currency forward contracts	2.2	2.2	2.2	—	—	—	—
- Commodity forward contracts	1,228.3	1,228.3	1,047.8	180.5	—	—	—
Trade payables	1,368.2	1,368.2	1,368.2	—	—	—	—
Accrued expenses	1,553.1	1,553.1	1,553.1	—	—	—	—
Total at March 31, 2020	8,363.0	8,494.0	4,474.7	1,262.8	1,038.9	882.9	834.7

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2020	2021	2022	2023	Thereafter
At March 31, 2019	€M	€M	€M	€M	€M	€M	€M
Long term debt and finance leases:
- Fixed rate debt: 1.48%	3,085.6	3,242.0	151.6	256.0	980.1	960.6	893.7
- Floating rate debt: 0.83%	558.8	562.3	204.8	226.5	105.3	25.7	—
	3,644.4	3,804.3	356.4	482.5	1,085.4	986.3	893.7
Derivative financial instruments
- Currency forward contracts	8.0	8.0	—	—	0.6	4.6	2.8
- Commodity forward contracts	189.7	189.7	189.7	—	—	—	—
Trade payables	573.8	573.8	573.8	—	—	—	—
Accrued expenses	320.8	320.8	320.8	—	—	—	—
Total at March 31, 2019	4,736.7	4,896.6	1,440.7	482.5	1,086.0	990.9	896.5

The interest payments on floating rate debt in the table above reflect market forward interest rates at the7 reporting date and these amounts may change as market interest rates change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significant earlier, or at significantly different amounts.

(d) Derivative financial instruments – Designated as cash flow hedges

As a result of the widespread grounding of aircraft due to the Covid-19 pandemic, the Group operated a significantly reduced flying schedule in the year ending March 31, 2021 compared to what was originally expected. Accordingly, as at March 31, 2021, the Group’s exposures for jet fuel and foreign currency were significantly reduced, causing some derivative financial instruments, which previously qualified for hedge accounting, to become ineffective, resulting in the discontinuance of certain cash-flow hedge arrangements. As a result, a net expense of €200m (net of tax) was recognized within the income statement for the year ended March 31, 2021 (2020: €407m), comprising a charge of €192m (net of tax) in respect of jet fuel exposures (2020: €447m) and a charge of €8m (net of tax), primarily associated with ineffective currency cash-flow hedges, jet fuel and delayed capital expenditure (2020: gain of €40m).

As of March 31, 2021, a €109m gain (net of tax) is recognized in the cash flow hedge reserve in respect of continuing hedges and €102m gain in respect of hedging relationships for which hedge accounting is no longer applied. The balance on the hedging reserve as of March 31, 2021 is a gain of €211m.

Derivative financial instruments:
	At March 31,
	2021	2020	2019
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	170.1	495.3	284.7
Fuel and oil operating expenses	(27.0)	166.2	235.0
GBP currency swaps	5.4	—	—
Interest rate risk
Variable-rate instruments	3.0	8.0	4.0
Commodity price risk
Fuel and carbon operating expenses	(19.8)	(1,228.3)	(185.3)
Net derivative position at year end	131.7	(558.8)	338.4

Change in gross value used for calculating hedge ineffectiveness:
	At March 31,
	2021	2020	2019
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	356.7	(170.8)	697.7
Fuel and oil operating expenses	210.6	131.0	425.2
GBP currency swap	(5.4)	—	—
Interest rate risk
Variable-rate instruments	5.1	(3.8)	(10.1)
Commodity price risk
Fuel and carbon operating expenses	(1,108.5)	271.9	(688.0)
Total	(541.5)	228.3	424.8

The gross amounts at the reporting date relating to items designated as hedged items were as follows:

	At March 31, 2021
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	139.7	102.3	242.0
Fuel and oil operating expenses	(10.6)	—	(10.6)
GBP currency swaps	5.4	—	5.4
Interest rate risk
Variable-rate instruments	(6.1)	—	(6.1)
Commodity price risk
Fuel and carbon operating expenses	(14.0)	—	(14.0)
Gross cashflow hedge reserve	114.4	102.3	216.7
*Deferred taxes included in Hedge reserve were €5m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied
	At March 31, 2020
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	406.3	47.8	454.1
Fuel and oil operating expenses	97.0	—	97.0
Interest rate risk
Variable-rate instruments	(2.8)	—	(2.8)
Commodity price risk
Fuel and carbon operating expenses	(711.8)	—	(711.8)
Gross cashflow hedge reserve	(211.3)	47.8	(163.5)
* Deferred taxes included in Hedge reserve were €52m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied
	At March 31, 2019
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	284.6	—	284.6
Fuel and oil operating expenses	235.0	—	235.0
Interest rate risk
Variable-rate instruments	(17.4)	—	(17.4)
Commodity price risk
Fuel and carbon operating expenses	(185.3)	—	(185.3)
Gross cashflow hedge reserve	316.9	—	316.9
* Deferred taxes included in Hedge reserve were €42m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied

Movement: in derivative financial instruments designated as hedging instruments were as follows:

	At March 31, 2021
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(356.7)	38.4	—
Fuel and oil operating expenses	(210.6)	(57.1)	5.2
GBP currency swaps	5.4	—	—
Interest rate risk
Variable-rate instruments	(5.1)	—	0.1
Commodity price risk
Fuel and carbon operating expenses	1,108.5	(153.1)	(263.5)
Total movement in derivative instruments	541.5	(171.8)	(258.2)

	At March 31, 2020
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	170.8	40.0	—
Fuel and oil operating expenses	(131.0)	69.2	(7.0)
Interest rate risk
Variable-rate instruments	3.8	—	0.2
Commodity price risk
Fuel and carbon operating expenses	(271.9)	(516.4)	(254.8)
Total movement in derivative instruments	(228.3)	(407.2)	(261.6)

	At March 31, 2019
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(697.7)	—	—
Fuel and oil operating expenses	(425.2)	—	8.8
Interest rate risk
Variable-rate instruments	(10.1)	—	(0.6)
Commodity price risk
Fuel and carbon operating expenses	688.0	—	(293.0)
Total movement in derivative instruments	(445.0)	—	(284.8)
* Hedge ineffectiveness is classified within “Finance Expense” on the Consolidated Income Statement
** Reclassified from hedging reserve to profit or loss – Fuel & Oil Foreign Currency & Commodity are reclassified in Fuel and Oil; Variable rate instruments are reclassified to Finance expense

The effective (gains)/losses arising on the hedging of aircraft capital expenditure are recognized as part of the capitalized cost of aircraft additions, within property, plant and equipment. The (gains)/losses arising on the hedging of interest rate swaps, commodity forward contracts and forward currency contracts (excluding aircraft capital expenditure) are recognized in the income statement when the hedged transaction occurs.

The following table indicates the amounts that were reclassified from other comprehensive income into the income statement, analyzed by income statement category, in respect of cash-flow hedges realized during the year:

	At March 31,
	2021	2020	2019
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating expenses	(263.5)	(254.8)	293.0
Interest rate swaps
Reclassification adjustments for (gains)/losses recognized in finance expense	0.1	0.2	0.6
Foreign currency forward contracts
Reclassification adjustments for (gains) recognized in fuel and oil operating expenses	(5.2)	(7.0)	(8.8)
	(268.6)	(261.6)	284.8

The following table indicates the amounts that were reclassified from other comprehensive income into the capitalized cost of aircraft additions within property, plant and equipment, in respect of cash-flow hedges realized during the year:

	At March 31,
	2021	2020	2019
	€M	€M	€M
Foreign currency forward contracts
Recognized in property plant and equipment – aircraft additions	5.0	—	59.6
	5.0	—	59.6

The following table sets out the fair values of the derivative financial instruments, as reported in the consolidated balance sheet, analyzed between those designated as continuing cash flow hedges and those where hedge accounting is no longer applied, along with the notional amounts and average price or rate for the hedging instrument, where applicable, for cash flow hedges.

	At March 31,
	2021			2020			2019
	Within	> 1 Year		Within	> 1 Year		Within	> 1 Year
	1 Year	(non—		1 Year	(non—		1 Year	(non—
	(current)	current)	Total	(current)	current)	Total	(current)	current)	Total
	€M	€M	€M	€M	€M	€M	€M	€M	€M
Foreign currency risk notional amounts
for effective hedges
PP&E — aircraft additions	1,632.7	1,935.7	3,568.4	1,519.8	2,763.7	4,283.5	1,455.8	3,982.0	5,437.8
Fuel and oil operating expenses	1,202.2	—	1,202.2	—	1,312.0	1,312.0	2,515.9	718.9	3,234.8
GBP currency swaps	695.3	—	695.3	—	—	—	—	—	—

— Within derivative financial assets	104.9	109.4	214.3	291.2	372.5	663.7	307.0	220.7	527.7
— Within derivative financial liabilities	(59.4)	(6.4)	(65.8)	(2.2)	—	(2.2)	—	(8.0)	(8.0)
	45.5	103.0	148.5	289.0	372.5	661.5	307.0	212.7	519.7

Interest rate risk notional amounts for effective hedges
Variable—rate instruments	13.4	38.2	51.6	64.8	—	64.8	(77.8)	—	(77.8)

Total fair value for all interest rate risk related derivative instruments
— Within derivative financial assets	1.0	2.0	3.0	2.0	6.0	8.0	1.7	2.3	4.0
	1.0	2.0	3.0	2.0	6.0	8.0	1.7	2.3	4.0

Commodity price risk notional amounts for effective hedges
Fuel and carbon operating expenses	577.6	—	577.6	—	672.7	672.7	(2,482.1)	—	(2,482.1)

Total fair value for all interest rate risk related derivative instruments:
— Within derivative financial assets	—	—	—	—	—	—	—	4.5	4.5
— Within derivative financial liabilities	(19.8)	—	(19.8)	(1,047.8)	(180.5)	(1,228.3)	(189.7)	—	(189.7)
	(19.8)	—	(19.8)	(1,047.8)	(180.5)	(1,228.3)	(189.7)	4.5	(185.2)

Fair values as reported in the consolidated balance sheet
Derivative financial assets	106.0	111.3	217.3	293.2	378.5	671.7	308.7	227.5	536.2
Derivative financial liabilities	(79.2)	(6.4)	(85.6)	(1,050.0)	(180.5)	(1,230.5)	(189.7)	(8.0)	(197.7)

Derivative financial assets analyzed between those:
— Designated as continuing cash flow hedges	72.3	98.1	170.4	184.0	378.5	562.5	308.7	227.5	536.2
— Where hedge accounting is no longer applied	33.7	13.2	46.9	109.2	—	109.2	—	—	—
	106.0	111.3	217.3	293.2	378.5	671.7	308.7	227.5	536.2

Derivative financial liabilities analyzed between those:
— Designated as continuing cash flow hedges	(36.9)	(0.6)	(37.5)	(533.5)	(180.5)	(714.0)	(189.7)	(8.0)	(197.7)
— Where hedge accounting is no longer applied	(22.4)	—	(22.4)	(516.5)	—	(516.5)	—	—	—
— Designated as fair value financial instruments	(19.9)	(5.8)	(25.7)	—	—	—	—	—	—
	(79.2)	(6.4)	(85.6)	(1,050.0)	(180.5)	(1,230.5)	(189.7)	(8.0)	(197.7)